Other current assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Other Current Assets	Other current assets consist of the following:

	As of March 31,
(Unit： In millions)	2025	2026
Consumption tax receivable	¥569	¥374
Prepaid expenses	465	785
Others	1	115
Total	¥1,035	¥1,274

Other Current Liabilities
Other current liabilities consist of the following:

	As of March 31,
(Unit： In millions)	2025	2026
Accrued bonus	¥364	¥289
Tax payables	62	98
Accrued paid leaves	52	94
Payable for crypto assets	40	121
Advance received and other	18	12
Total	¥536	¥615